SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Stock options granted by TDC
Share Option Activities

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	16,240,000	HK$	0.10	3.0	Nil
Forfeited	(1,240,000)	HK$	0.10		Nil

Outstanding at December 31, 2013	15,000,000	HK$	0.10	2.0	Nil

Vested and expected to vest at December 31, 2013	15,000,000	HK$	0.10	2.0	Nil

Exercisable at December 31, 2013	15,000,000	HK$	0.10	2.0	Nil

2004 Option Plan
Share Option Activities

The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	3,415,741	US$	5.41	2.70	Nil
Granted	355,000	US$	2.41
Exercised	(290,533)	US$	2.41
Forfeited	(182,817)	US$	3.25

Outstanding at December 31, 2013	3,297,391	US$	2.41	2.02	Nil

Vested and expected to vest at December 31, 2013	3,295,504	US$	2.41	2.02	Nil

Exercisable at December 31, 2013	3,007,947	US$	2.41	1.81	Nil

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during 2012.

	For the year ended December 31, 2011		For the year ended December 31, 2013
Risk-free interest rate		0.33%		0.35%
Expected life (years)		3.25		3.25
Expected dividend yield		0		0
Volatility		57.90%		59.39%
Fair value of options at grant date	US$	1.92	US$	0.99

The fair value of options, of which exercise prices were modified in April 2013, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

For the year ended December 31, 2013
Risk-free interest rate	0.09%-0.24%
Expected remaining life (years)	0.57-2.20
Expected dividend yield	0
Volatility	36%-65%
Fair value of incremental cost	US$0.16-US$0.43

Stock options and ordinary shares granted by Red 5
Share Option Activities

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	21,533,673	US$	0.128	4.19	US$	50,729
Exercised	(28,717)	US$	0.186
Forfeited	(336,274)	US$	0.134
Outstanding at December 31, 2013	21,168,682	US$	0.128	1.31	US$	12,122,636

Vested and expected to vest at December 31, 2013	21,152,191	US$	0.128	1.31	US$	12,113,058

Exercisable at December 31, 2013	18,814,316	US$	0.129	0.94	US$	10,755,591

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%